Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Equity Fund
Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.
Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”
Effective March 1, 2012, the following information replaces in its entirety the second and third paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings- Objective(s) and Strategies”:
“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

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Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Global Equity Fund
Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Income Allocation Fund
Invesco Conservative Allocation Fund
Invesco International Allocation Fund
Invesco Small Cap Growth Fund
Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.
Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries — Invesco Global Equity Fund — Principal Investment Strategies of the Fund”:
“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”
Effective March 1, 2012, the following information replaces in its entirety the second and third paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings- Invesco Global Equity Fund — Objective(s) and Strategies”:
“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

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Statement of Additional Information Supplement dated December 16, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Conservative Allocation Fund
Invesco Small Cap Growth Fund
Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.
Effective March 1, 2012, non-fundamental policy 8(c) under the heading, “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Fund Policies — Non-fundamental Restrictions,” is deleted in its entirety.

Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, Y and Institutional Class shares of the Fund listed below:
Invesco Van Kampen U.S. Mortgage Fund
Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“Under normal market conditions, Invesco Advisers, Inc. (the “Adviser”), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States.
Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.”
Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Principal Investment Strategies and Risks”:
“Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board without shareholder approval, but no change is anticipated. If the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.
Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.”

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Statement of Additional Information Supplement dated December 16, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Convertible Securities Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen U.S. Mortgage Fund
As of June 6, 2011, all references to Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund and Invesco Van Kampen Asset Allocation Moderate Fund were hereby deleted.
Effective March 1, 2012, the following information replaces in its entirety the information appearing in item 8(b) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Investment Strategies and Risks- Fund Policies — Non-Fundamental Restrictions”:
     “(b) Invesco Van Kampen U.S. Mortgage Fund invests, under normal market conditions, at least 80% of its assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States.”